AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 94.6%
Aerospace & Defense — 1.7%
Howmet Aerospace, Inc.	57,818	$2,449,749
L3Harris Technologies, Inc.	8,567	1,681,188
Spirit AeroSystems Holdings, Inc. (Class A Stock)	58,230	2,010,682
Textron, Inc.(a)	56,500	3,990,595
		10,132,214
Automobile Components — 2.0%
Aptiv PLC*	42,056	4,718,263
BorgWarner, Inc.	77,000	3,781,470
Lear Corp.(a)	10,858	1,514,582
Visteon Corp.*	11,831	1,855,456
		11,869,771
Banks — 3.4%
Cadence Bank	66,224	1,374,810
Columbia Banking System, Inc.(a)	59,175	1,267,528
East West Bancorp, Inc.(a)	18,664	1,035,852
Huntington Bancshares, Inc.	94,400	1,057,280
M&T Bank Corp.	51,631	6,173,519
Prosperity Bancshares, Inc.(a)	66,678	4,102,031
Regions Financial Corp.	76,573	1,421,195
SouthState Corp.(a)	34,718	2,474,005
Zions Bancorp NA	57,442	1,719,239
		20,625,459
Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	29,459	1,743,678
Building Products — 3.2%
Builders FirstSource, Inc.*	58,448	5,189,014
Carrier Global Corp.	46,000	2,104,500
Fortune Brands Innovations, Inc.(a)	81,706	4,798,593
Johnson Controls International PLC	52,315	3,150,409
Masco Corp.	42,559	2,116,034
Owens Corning(a)	25,400	2,433,320
		19,791,870
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	71,100	3,230,784
Cboe Global Markets, Inc.	13,359	1,793,312
Evercore, Inc. (Class A Stock)	11,975	1,381,676
Invesco Ltd.(a)	56,100	920,040
Northern Trust Corp.	24,219	2,134,420
Raymond James Financial, Inc.(a)	26,426	2,464,753
State Street Corp.	11,761	890,190
T. Rowe Price Group, Inc.(a)	22,800	2,574,120
TPG, Inc.(a)	33,111	971,146
		16,360,441
Chemicals — 4.3%
Ashland, Inc.	16,336	1,677,871
Axalta Coating Systems Ltd.*	71,008	2,150,832
Celanese Corp.	40,988	4,463,183
Corteva, Inc.	39,177	2,362,765
DuPont de Nemours, Inc.(a)	35,226	2,528,170
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	28,444	$2,398,967
International Flavors & Fragrances, Inc.	17,150	1,577,114
RPM International, Inc.	22,750	1,984,710
Valvoline, Inc.	108,111	3,777,398
Westlake Corp.	27,000	3,131,460
		26,052,470
Commercial Services & Supplies — 1.2%
Clean Harbors, Inc.*	15,814	2,254,444
GFL Environmental, Inc. (Canada)(a)	42,262	1,455,503
Republic Services, Inc.	27,885	3,770,610
		7,480,557
Communications Equipment — 1.9%
F5, Inc.*	23,803	3,467,859
Lumentum Holdings, Inc.*	61,496	3,321,399
Motorola Solutions, Inc.	16,580	4,744,035
		11,533,293
Construction & Engineering — 0.3%
Quanta Services, Inc.(a)	10,724	1,787,047
Construction Materials — 0.3%
Vulcan Materials Co.	9,278	1,591,734
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	61,903	1,876,899
Discover Financial Services	11,072	1,094,357
SLM Corp.	126,937	1,572,749
		4,544,005
Consumer Staples Distribution & Retail — 2.1%
Albertson’s Cos., Inc. (Class A Stock)	71,504	1,485,853
Dollar Tree, Inc.*	13,216	1,897,157
Sysco Corp.	54,500	4,209,035
US Foods Holding Corp.*	142,282	5,255,897
		12,847,942
Containers & Packaging — 3.5%
AptarGroup, Inc.	26,550	3,137,944
Avery Dennison Corp.	25,400	4,544,822
Berry Global Group, Inc.	31,846	1,875,729
Crown Holdings, Inc.	52,546	4,346,080
Graphic Packaging Holding Co.	79,451	2,025,206
Packaging Corp. of America(a)	23,700	3,290,271
Westrock Co.	64,833	1,975,462
		21,195,514
Distributors — 0.6%
LKQ Corp.	61,456	3,488,243
Diversified REITs — 0.3%
WP Carey, Inc.(a)	21,986	1,702,816
Electric Utilities — 2.6%
Alliant Energy Corp.(a)	64,300	3,433,620
Edison International	21,850	1,542,392
Eversource Energy	21,807	1,706,616
PG&E Corp.*	236,161	3,818,723
Pinnacle West Capital Corp.(a)	25,827	2,046,531
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	51,000	$3,439,440
		15,987,322
Electrical Equipment — 1.7%
Eaton Corp. PLC	19,607	3,359,463
Hubbell, Inc.	8,850	2,153,294
Regal Rexnord Corp.	17,604	2,477,411
Sensata Technologies Holding PLC	36,583	1,829,882
Vicor Corp.*	14,876	698,279
		10,518,329
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp. (Class A Stock)	42,200	3,448,584
Corning, Inc.	51,278	1,809,088
Flex Ltd.*	380,272	8,750,058
TE Connectivity Ltd.(a)	14,066	1,844,756
Zebra Technologies Corp. (Class A Stock)*	6,531	2,076,858
		17,929,344
Energy Equipment & Services — 0.2%
Halliburton Co.	41,500	1,313,060
Entertainment — 0.6%
Electronic Arts, Inc.	11,156	1,343,740
Live Nation Entertainment, Inc.*	31,100	2,177,000
		3,520,740
Financial Services — 2.1%
Equitable Holdings, Inc.	87,364	2,218,172
Global Payments, Inc.	40,737	4,287,162
Voya Financial, Inc.(a)	90,686	6,480,421
		12,985,755
Food Products — 1.4%
Ingredion, Inc.(a)	24,010	2,442,538
J.M. Smucker Co. (The)	11,884	1,870,185
Kellogg Co.	18,547	1,241,907
Tyson Foods, Inc. (Class A Stock)	53,700	3,185,484
		8,740,114
Gas Utilities — 0.2%
Atmos Energy Corp.(a)	9,175	1,030,903
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	13,400	2,351,164
Knight-Swift Transportation Holdings, Inc.	26,531	1,501,124
Landstar System, Inc.	12,900	2,312,454
XPO, Inc.*	38,960	1,242,824
		7,407,566
Health Care Equipment & Supplies — 3.1%
Cooper Cos., Inc. (The)	10,600	3,957,616
DENTSPLY SIRONA, Inc.	34,266	1,345,969
Hologic, Inc.*	43,300	3,494,310
Integra LifeSciences Holdings Corp.*	52,293	3,002,141
STERIS PLC	7,250	1,386,780
Teleflex, Inc.(a)	3,277	830,097
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Zimmer Biomet Holdings, Inc.	39,850	$5,148,620
		19,165,533
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	16,127	2,582,094
Encompass Health Corp.	48,110	2,602,751
Laboratory Corp. of America Holdings	6,459	1,481,824
Molina Healthcare, Inc.*	21,544	5,762,804
Quest Diagnostics, Inc.	25,400	3,593,592
Universal Health Services, Inc. (Class B Stock)	14,947	1,899,764
		17,922,829
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	87,405	1,441,309
Ryman Hospitality Properties, Inc.(a)	26,333	2,362,860
		3,804,169
Hotels, Restaurants & Leisure — 3.0%
Aramark(a)	51,274	1,835,609
Darden Restaurants, Inc.(a)	15,300	2,373,948
Denny’s Corp.*	227,305	2,536,724
Hilton Worldwide Holdings, Inc.	14,900	2,098,963
Hyatt Hotels Corp. (Class A Stock)*(a)	13,014	1,454,835
International Game Technology PLC	82,963	2,223,408
Wendy’s Co. (The)(a)	94,078	2,049,019
Yum! Brands, Inc.	28,900	3,817,112
		18,389,618
Household Durables — 0.9%
Newell Brands, Inc.(a)	225,334	2,803,155
Toll Brothers, Inc.	42,000	2,521,260
		5,324,415
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	99,918	2,406,025
Industrial REITs — 0.2%
STAG Industrial, Inc.	31,970	1,081,225
Insurance — 7.1%
Aegon NV (Netherlands)(a)	888,209	3,819,299
Allstate Corp. (The)	18,300	2,027,823
American Financial Group, Inc.	25,900	3,146,850
American International Group, Inc.	30,487	1,535,325
Arthur J. Gallagher & Co.	14,831	2,837,319
Assurant, Inc.	17,651	2,119,356
Cincinnati Financial Corp.	11,154	1,250,140
Everest Re Group Ltd.	18,047	6,461,187
Hanover Insurance Group, Inc. (The)	7,502	964,007
Hartford Financial Services Group, Inc. (The)	49,109	3,422,406
Kemper Corp.	86,876	4,748,642
Old Republic International Corp.	129,800	3,241,106
Progressive Corp. (The)	24,500	3,504,970
W.R. Berkley Corp.	30,500	1,898,930
Willis Towers Watson PLC	10,492	2,438,131
		43,415,491

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 0.2%
Cargurus, Inc.*	65,054	$1,215,209
IT Services — 0.7%
Amdocs Ltd.	24,574	2,359,841
DXC Technology Co.*	77,500	1,980,900
		4,340,741
Leisure Products — 0.6%
Brunswick Corp.	26,508	2,173,656
Mattel, Inc.*	78,710	1,449,051
		3,622,707
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	10,975	1,518,281
ICON PLC*	7,809	1,667,924
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	28,771	403,082
PerkinElmer, Inc.	10,133	1,350,324
Syneos Health, Inc.*	98,028	3,491,757
		8,431,368
Machinery — 6.0%
AGCO Corp.	20,075	2,714,140
Esab Corp.	27,480	1,623,244
Ingersoll Rand, Inc.	33,300	1,937,394
ITT, Inc.	18,520	1,598,276
John Bean Technologies Corp.	30,737	3,359,247
Lincoln Electric Holdings, Inc.(a)	12,900	2,181,390
Middleby Corp. (The)*	47,062	6,899,760
Oshkosh Corp.(a)	25,900	2,154,362
PACCAR, Inc.	31,403	2,298,699
Parker-Hannifin Corp.	6,100	2,050,271
Stanley Black & Decker, Inc.	16,530	1,331,987
Toro Co. (The)	28,000	3,112,480
Westinghouse Air Brake Technologies Corp.	25,848	2,612,199
Xylem, Inc.(a)	25,600	2,680,320
		36,553,769
Media — 0.2%
Liberty Broadband Corp. (Class C Stock)*	16,328	1,333,998
Metals & Mining — 0.9%
Franco-Nevada Corp. (Canada)(a)	21,400	3,120,120
Reliance Steel & Aluminum Co.	8,300	2,130,942
		5,251,062
Multi-Utilities — 1.4%
CenterPoint Energy, Inc.	64,627	1,903,911
CMS Energy Corp.	33,839	2,077,038
Public Service Enterprise Group, Inc.	38,658	2,414,192
Sempra Energy	13,724	2,074,520
		8,469,661
Office REITs — 0.6%
Alexandria Real Estate Equities, Inc.	28,200	3,541,638
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 4.6%
Chesapeake Energy Corp.	18,622	$1,416,017
Coterra Energy, Inc.	117,700	2,888,358
Devon Energy Corp.	89,109	4,509,806
Diamondback Energy, Inc.	42,147	5,697,010
Hess Corp.	22,340	2,956,476
Marathon Oil Corp.	113,998	2,731,392
Pioneer Natural Resources Co.	11,888	2,428,005
Plains GP Holdings LP (Class A Stock)*(a)	116,003	1,521,959
Targa Resources Corp.	26,621	1,942,002
Valero Energy Corp.	15,365	2,144,954
		28,235,979
Passenger Airlines — 0.8%
Alaska Air Group, Inc.*(a)	88,277	3,704,103
Delta Air Lines, Inc.*	37,743	1,317,985
		5,022,088
Pharmaceuticals — 0.2%
Organon & Co.	52,625	1,237,740
Professional Services — 3.8%
Dun & Bradstreet Holdings, Inc.(a)	78,182	917,856
Genpact Ltd.	76,800	3,549,696
KBR, Inc.	64,155	3,531,733
Leidos Holdings, Inc.	103,029	9,484,850
ManpowerGroup, Inc.	25,400	2,096,262
Maximus, Inc.	45,400	3,572,980
		23,153,377
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.*	8,132	1,183,125
Residential REITs — 1.9%
American Homes 4 Rent (Class A Stock)	61,500	1,934,175
Camden Property Trust	23,800	2,495,192
Equity LifeStyle Properties, Inc.	44,600	2,993,998
Essex Property Trust, Inc.	6,643	1,389,317
Mid-America Apartment Communities, Inc.	6,585	994,598
Sun Communities, Inc.	13,167	1,854,967
		11,662,247
Retail REITs — 1.0%
Brixmor Property Group, Inc.	77,824	1,674,773
National Retail Properties, Inc.	73,000	3,222,950
Spirit Realty Capital, Inc.(a)	28,811	1,147,830
		6,045,553
Semiconductors & Semiconductor Equipment — 3.1%
Marvell Technology, Inc.	41,380	1,791,754
MKS Instruments, Inc.(a)	69,073	6,121,249
NXP Semiconductors NV (China)	12,884	2,402,544
ON Semiconductor Corp.*	29,341	2,415,351
Skyworks Solutions, Inc.	30,150	3,557,097
Synaptics, Inc.*	25,452	2,828,990
		19,116,985

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 0.4%
Black Knight, Inc.*	17,162	$987,845
Check Point Software Technologies Ltd. (Israel)*	7,678	998,140
Verint Systems, Inc.*	19,069	710,129
		2,696,114
Specialized REITs — 2.0%
Gaming & Leisure Properties, Inc.	54,170	2,820,090
Lamar Advertising Co. (Class A Stock)	37,000	3,695,930
Life Storage, Inc.	21,502	2,818,697
VICI Properties, Inc.	83,657	2,728,892
		12,063,609
Specialty Retail — 1.4%
Monro, Inc.(a)	40,191	1,986,641
Ross Stores, Inc.	50,133	5,320,615
Urban Outfitters, Inc.*(a)	35,918	995,647
		8,302,903
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	133,700	2,129,841
Seagate Technology Holdings PLC(a)	16,813	1,111,676
Western Digital Corp.*	79,575	2,997,590
		6,239,107
Textiles, Apparel & Luxury Goods — 2.0%
PVH Corp.	19,272	1,718,291
Ralph Lauren Corp.(a)	16,000	1,866,720
Skechers USA, Inc. (Class A Stock)*	44,578	2,118,347
Steven Madden Ltd.	114,129	4,108,644
Tapestry, Inc.	43,700	1,883,907
VF Corp.	32,957	755,045
		12,450,954
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)*(a)	60,494	3,401,578

Total Common Stocks (cost $550,828,161)		577,261,004
Exchange-Traded Funds — 2.9%
iShares Russell Mid-Cap Value ETF(a)	61,245	6,504,219
Vanguard Mid-Cap Value ETF	85,998	11,529,752

Total Exchange-Traded Funds (cost $17,923,353)		18,033,971
Preferred Stock — 0.2%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	15,417	1,206,134
(cost $1,353,147)

Total Long-Term Investments (cost $570,104,661)		596,501,109
	Shares	Value

Short-Term Investments — 15.0%
Affiliated Mutual Fund — 13.4%
PGIM Institutional Money Market Fund (cost $81,800,081; includes $81,460,796 of cash collateral for securities on loan)(b)(we)	81,826,410	$81,785,497
Unaffiliated Funds — 1.6%
Dreyfus Government Cash Management (Institutional Shares)	8,587,183	8,587,183
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	929,423	929,423

Total Unaffiliated Funds (cost $9,516,606)		9,516,606

Total Short-Term Investments (cost $91,316,687)		91,302,103

TOTAL INVESTMENTS—112.7% (cost $661,421,348)		687,803,212

Liabilities in excess of other assets — (12.7)%		(77,557,359)

Net Assets — 100.0%		$610,245,853

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,894,520; cash collateral of $81,460,796 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4